General information (Details) € in Thousands		12 Months Ended
	Jan. 04, 2021 EUR (€)	Dec. 31, 2022 employee segment	Dec. 31, 2020 employee segment	Dec. 31, 2021 employee
Disclosure of analysis of single amount of discontinued operations [line items]
Number of employees related to continuing operations | employee		1,338	1,304	1,309
Number of reportable segments | segment		1	2
Fidelta d.o.o. (fee-for-service segment)
Disclosure of analysis of single amount of discontinued operations [line items]
Total consideration | €	€ (37,080)
Fidelta d.o.o. (fee-for-service segment) | Fee-for-service business (held for sale)
Disclosure of analysis of single amount of discontinued operations [line items]
Number of employees | employee			185
Total consideration | €	€ (37,100)